Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table for Non- PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	Net Income (000's)(6)
2025	6,293,085	7,266,354	2,680,463	2,935,275	8.50	119.92	(146,412)
2024	8,245,492	(347,459)	3,247,903	363,486	7.28	90.58	(162,857)
2023	714,939	(14,618,203)	664,277	(6,641,729)	14.19	91.84	(146,398)
2022	8,797,688	(12,524,464)	4,714,723	(2,497,408)	25.17	88.53	158,519
2021	9,116,252	(122,890,934)	4,065,590	(42,221,946)	35.54	99.37	153,464

Named Executive Officers, Footnote	Dr. Hansen was our principal executive officer for all years shown. The amounts reported represent the “compensation actually paid” to our PEO, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our PEO in the applicable year. In accordance with Item 402(v) of Regulation S-K. Below are the adjustments made to the amount reported for our PEO in the “Total” column of the Summary Compensation Table for each year made during each year to arrive at compensation actually paid to our principal executive officer during each year shown:The amounts reported represent the average of the amounts reported for the Company’s named executive officers as a group (excluding our PEO), in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers included for purposes of calculating the average amounts were (i) for 2025, 2024, and 2023, Véronique Lecault, Tryn Stimart, and Andrew Booth (ii) for 2022, Véronique Lecault, Tryn Stimart, Andrew Booth, and Neil Aubuchon, and (iii) for 2021, Véronique Lecault, Tryn Stimart, Andrew Booth, and Neil Berkley.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR. The peer group used for this purpose is the Nasdaq Biotechnology Index (“NBI”), a published industry index.
PEO Total Compensation Amount	$ 6,293,085	$ 8,245,492	$ 714,939	$ 8,797,688	$ 9,116,252
PEO Actually Paid Compensation Amount	7,266,354	(347,459)	(14,618,203)	$ (12,524,464)	(122,890,934)
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO ($)	Summary Compensation Table Value of Equity Awards ($)(a)	Equity Award Adjustments($)(b)	Compensation Actually Paid to PEO ($)
2025	6,293,085	(5,361,934)	6,335,203	7,266,354
2024	8,245,492	(7,498,656)	(1,094,295)	(347,459)
2023	714,939	—	(15,333,142)	(14,618,203)
2022	8,797,688	(8,086,219)	(13,235,933)	(12,524,464)
2021	9,116,252	(8,499,587)	(123,507,599)	(122,890,934)
__________________________
(a)The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.
(b)The equity award adjustments for each fiscal year include the following: (i) the addition (or subtraction, if applicable) of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value of between the end of the prior fiscal year the end of the applicable fiscal year; and (iii) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)(i)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)(ii)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(iii)	Total Equity Award Adjustments ($)
2025	6,058,112	209,449	67,642	6,335,203
2024	3,048,999	(1,201,603)	(2,941,691)	(1,094,295)
2023	—	(9,593,655)	(5,739,487)	(15,333,142)
2022	5,732,653	(12,525,740)	(6,442,846)	(13,235,933)
2021	8,288,330	(99,890,247)	(31,905,682)	(123,507,599)

Non-PEO NEO Average Total Compensation Amount	2,680,463	3,247,903	664,277	$ 4,714,723	4,065,590
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,935,275	363,486	(6,641,729)	$ (2,497,408)	(42,221,946)
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Summary Compensation Table Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,680,463	(1,974,553)	2,229,365	2,935,275
2024	3,247,903	(2,573,068)	(311,349)	363,486
2023	664,277	—	(7,306,006)	(6,641,729)
2022	4,714,723	(4,060,547)	(3,151,584)	(2,497,408)
2021	4,065,590	(3,551,538)	(42,735,998)	(42,221,946)
__________________________
(a)The amounts reported represent the average of the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year.
(b)The equity award adjustments for each fiscal year include the amounts noted in footnote 1(b). The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2025	2,230,923	72,698	(74,256)	2,229,365
2024	1,046,225	(582,419)	(775,155)	(311,349)
2023	—	(3,065,428)	(4,240,578)	(7,306,006)
2022	2,898,418	(3,624,927)	(2,425,075)	(3,151,584)
2021	3,401,518	(33,634,988)	(12,502,528)	(42,735,998)

Compensation Actually Paid vs. Total Shareholder Return
The graph below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to the Company’s other NEOs and the Company’s TSR for the five years presented in the Pay versus Performance table. The Company does not use TSR as a performance measure in its executive compensation program.

Compensation Actually Paid vs. Net Income
The graph below shows the relationship between compensation actually paid to our PEO and the average compensation actually paid to the Company’s other NEOs to the Company’s net income for the five years presented in the Pay versus Performance table. The Company does not use net income as a performance measure in its executive compensation program.

Total Shareholder Return Vs Peer Group
The graph below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to the Company’s other NEOs and the Company’s TSR for the five years presented in the Pay versus Performance table. The Company does not use TSR as a performance measure in its executive compensation program.

Tabular List, Table
Description of the Relationship Between Compensation Actually Paid and Selected Performance Metrics
As described above in the section titled “Compensation Discussion and Analysis”, the Company’s compensation program is designed to attract and retain high-performing talent in our industry, motivate our executive officers to create long-term, enhanced shareholder value, and provide a fair reward for executive effort and stimulate professional and personal growth. The Company uses several performance measures to align executive compensation with Company performance, not all of which are presented in the Pay versus Performance table above. Moreover, the Company calculates compensation to the PEO and other NEOs on a basis different than the amount reported in the Summary Compensation Table and compensation actually paid, as calculated in accordance with Item 402(v) of Regulation S-K, is not considered by the Board and the Compensation Committee in evaluating or determining executive compensation. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between compensation actually paid and the financial performance metrics presented in the Pay versus Performance table.

Total Shareholder Return Amount	$ 8.50	7.28	14.19	$ 25.17	35.54
Peer Group Total Shareholder Return Amount	119.92	90.58	91.84	88.53	99.37
Net Income (Loss)	$ (146,412,000)	(162,857,000)	(146,398,000)	$ 158,519,000	153,464,000
PEO Name	(1)Dr. Hansen
Additional 402(v) Disclosure	The amounts reported represent the average “compensation actually paid” to the NEOs other than our PEO as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in footnote 1:Total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.	.
Description of the Relationship Between Compensation Actually Paid and Selected Performance Metrics
As described above in the section titled “Compensation Discussion and Analysis”, the Company’s compensation program is designed to attract and retain high-performing talent in our industry, motivate our executive officers to create long-term, enhanced shareholder value, and provide a fair reward for executive effort and stimulate professional and personal growth. The Company uses several performance measures to align executive compensation with Company performance, not all of which are presented in the Pay versus Performance table above. Moreover, the Company calculates compensation to the PEO and other NEOs on a basis different than the amount reported in the Summary Compensation Table and compensation actually paid, as calculated in accordance with Item 402(v) of Regulation S-K, is not considered by the Board and the Compensation Committee in evaluating or determining executive compensation. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between compensation actually paid and the financial performance metrics presented in the Pay versus Performance table.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,361,934)	(7,498,656)	0	$ (8,086,219)	(8,499,587)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,335,203	(1,094,295)	(15,333,142)	(13,235,933)	(123,507,599)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,058,112	3,048,999	0	5,732,653	8,288,330
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	209,449	(1,201,603)	(9,593,655)	(12,525,740)	(99,890,247)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,642	(2,941,691)	(5,739,487)	(6,442,846)	(31,905,682)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,974,553)	(2,573,068)	0	(4,060,547)	(3,551,538)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,229,365	(311,349)	(7,306,006)	(3,151,584)	(42,735,998)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,230,923	1,046,225	0	2,898,418	3,401,518
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,698	(582,419)	(3,065,428)	(3,624,927)	(33,634,988)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (74,256)	$ (775,155)	$ (4,240,578)	$ (2,425,075)	$ (12,502,528)